Average Annual Total Returns - International Opportunities Fund	None 1 Year	None 5 Years	None 10 Years	MSCI ACWI ex USA SMID Cap Index (net) (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA SMID Cap Index (net) (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI ex USA SMID Cap Index (net) (reflects no deduction for fees or expenses) 10 Years
Total	16.88%	10.94%	7.46%	12.01%	8.94%	5.61%